Consolidated Condensed Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 164,288,288	$ 71,073,024	$ 4,424,805
Certificates of deposits			770,799
Trade and other receivables	5,043,589	749,677	984,547
Convertible notes receivable	51,013,699
Investment in NUAI shares	8,490,885
Convertible note proceeds receivable		15,171,072
Assets held for sale	1,165,427	1,135,490
Other current assets	688,193	288,191	30,018
Total current assets	230,690,081	88,417,454	6,210,169
Property and equipment, net	14,802,568	15,207,775	4,576,105
Right of use assets, net	6,906,463	7,140,877	935,336
Equipment and lease prepayments	42,453,168
Digital assets			721,664
Intangible assets, net			1,658,963
Certificates of deposits	989,749	915,397
Other long-term assets		3,414,432
Goodwill	18,044,215	18,044,215	18,044,215
TOTAL ASSETS	313,886,244	133,140,150	32,146,452
Current liabilities
Trade and other payables	20,981,761	3,433,320	957,829
Warrant liability	6,675	890,000
Note payable	5,997	2,254,968	5,435
Convertible notes	199,358,226	129,017,286
Finance lease liabilities, current portion	1,116,796	1,072,820	186,620
Other current liabilities		2,701,932
Total current liabilities	221,469,455	139,370,326	1,149,884
Finance lease liabilities, net of current portion	3,785,968	3,918,081	760,087
Deferred tax liabilities			327,535
TOTAL LIABILITIES	225,255,423	143,288,407	2,237,506
Stockholders’ equity (deficit):
Additional paid-in capital	153,743,335	33,861,613	33,304,160
Accumulated deficit	(63,444,954)	(43,529,190)	(3,905,281)
Accumulated other comprehensive loss	(1,458,994)	(372,992)	423,858
Noncontrolling interest	(210,180)	(108,885)	86,096
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	88,630,821	(10,148,257)	29,908,945
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	313,886,244	133,140,150	32,146,452
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, value			2
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, value			3
Common Class A [Member]
Stockholders’ equity (deficit):
Common Stock, value	1,600	1,183	107
Common Class B [Member]
Stockholders’ equity (deficit):
Common Stock, value	$ 14	$ 14